Taxes (Tables)	6 Months Ended
Apr. 30, 2025
Taxes [Abstract]
Schedule of Reconciled to the Income Before Income Taxes

Per the consolidated statements of income and comprehensive income, the income tax expenses for the Company can be reconciled to the income before income taxes for the six months ended April 30, 2025 and 2024 as follows:

	For the Six Months Ended April 30,
	2025	2024
	USD	USD
Income before income taxes	174,800	1,008,868
PRC statutory tax rate	25%	25%
Income tax computed at PRC statutory tax rate	79,906	309,987
Preferential tax treatments	83,752	275,100
Non-deductible expense	3,781	611
Additional deduction for research and development expenses	-	(9,208)
Tax-exempted income	(304)	(1,284)
Total	(370)	25,006

Schedule of Income Taxes Expenses Benefit
	For the Six Months Ended April 30,
	2025	2024
	USD	USD
Current income tax expense	19,812	27,131
Deferred income tax expense	(20,182)	(2,125)
Total	(370)	25,006

Schedule of Significant Portions of the Deferred Tax Assets and Deferred Tax Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of April 30, 2025 and October 31, 2024 are as follows:

	April 30, 2025	October 31, 2024
Deferred tax assets
Expected credit loss	$21,266	$1,149
Net operating loss carry-forward	23,141	23,389
Total	$44,407	$24,538